INVENTORIES (Schedule of Inventory) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Inventory [Line Items]
Inventory, Gross	¥ 38,705	$ 6,074	¥ 22,259
Less: inventory provision	(620)	(98)	(649)
Inventories	38,085	5,976	21,610
Medicine
Inventory [Line Items]
Inventory, Gross	10,259	1,610	5,276
Medical material
Inventory [Line Items]
Inventory, Gross	27,754	4,355	16,031
Low-value Consumables
Inventory [Line Items]
Inventory, Gross	¥ 692	$ 109	¥ 952